Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 31, 2012
Schooner Global Absolute Return Fund (Prospectus Summary) | Schooner Global Absolute Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schooner Global Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Schooner Global Absolute Return Fund (the "Fund") is capital appreciation while maintaining a low or negative correlation over time with the major equity indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 457% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	457.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year using the operations of the Fund for the period following the Reorganization (defined below) from November 7, 2011 through May 31, 2012.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus, because acquired fund fees and expenses are not included in the ratio and expense amounts above were updated for the current fiscal year's estimated expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the expense limitation
		through September 28, 2022).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to generate positive absolute returns (in other words, positive gains measured as a percentage of the Fund's investment portfolio over a period of time) without tracking the performance of any traditional indexes through a combination of long and short positions in derivative instruments, such as futures contracts
(including currency, index and commodity futures), options on futures contracts, swaps and forward currency contracts. The Advisor will allocate the Fund's investments to provide the Fund with exposure to global equity, bond, currency and commodities markets in proportions consistent with the Advisor's evaluation of their expected risks and returns. The Fund uses derivatives rather than investing directly in these asset classes as a low-cost, effective means to gain exposure to these asset classes. The Fund may also invest in exchange traded funds ("ETFs") and exchange traded notes ("ETNs") to provide exposure to these markets and asset classes. In addition, the Fund invests in fixed income securities including securities of varying maturities and durations, and securities of any investment grade, including those rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds"
or "high yield bonds."

To provide the Fund with exposure to the commodity markets within the limitations of the federal tax requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Code"), the Fund's investments in commodity-linked instruments will primarily be made through investments in a wholly-owned and controlled subsidiary of the
Fund organized under the laws of the Cayman Islands (the "Subsidiary").
To maintain compliance with the asset diversification requirements imposed by Subchapter M of the Code, the Fund may only invest up to 25%
of its total assets in the Subsidiary. The Subsidiary will invest principally in commodity-linked futures contracts, options on futures contracts, swap agreements, and other investments intended to serve as margin or collateral for futures contracts or swap agreements. However, the Subsidiary may invest in any type of instrument in which the Fund may invest, including ETFs and ETNs. The Fund applies its investment restrictions to include the investments of the Subsidiary on a
"look-through" basis as if such investments were held directly by the
Fund; as a result, all of the Subsidiary's investments will be subject to the investment policies and restrictions of the Fund, including, but not limited to, those related to leverage, liquidity and the timing and method of valuation of portfolio investments. The Advisor will also serve as the investment advisor to the Subsidiary.

Under normal market conditions, the Fund will invest in, or have exposure to, securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund's net assets invested in foreign securities or derivative instruments with exposure to foreign securities, including emerging markets securities. Investments are deemed to be "foreign" if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion
(at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50 percent of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country;
or (d) it is a foreign currency. The Fund's investments in derivative securities, ETFs and ETNs will be considered to be "foreign" if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

The Fund does not have a maximum or minimum allocation or target exposure to any one type of derivative instrument or asset class, except that at least 40% of the Fund's net assets will be invested in foreign securities or derivative instruments with exposure to foreign securities, including emerging markets securities. To construct the Fund's investment portfolio, the Advisor applies proprietary models that use value, momentum and analysis of other economic components to estimate an investment's expected return:

·  Value signals indicate when a security, group of securities or asset class may be trading for less than their intrinsic values based on fundamental measures.

·  Momentum signals indicate the short-term trading behavior of individual securities within an asset classes, or the asset classes themselves.

·  "Strategic" economic components provide a long-term expected return estimate that is separate from and combined with the expected return estimates generated from value and momentum signals. An example of a strategic component is a long-term, historical average return of an investment strategy, asset class or a macroeconomic estimate of a strategy's long-term expected return.

The Advisor's proprietary models also estimate the potential risk of each investment opportunity based on the volatility of the individual investment and in correlation to the Fund's other investments. When selecting investments for the Fund's portfolio, the Advisor's models consider both expected returns and risk-contributions. Other factors, such as liquidity and transaction costs, may also affect the Advisor's decision to purchase a security for the Fund.

The Fund will sell an investment during portfolio rebalancing periods when the
Fund's holdings in that investment are larger than the allocation suggested by the Advisor's investment models or when a more attractive investment becomes available. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. The Advisor may engage in active trading of the Fund's portfolio
		investments to achieve the Fund's investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

·  Management Risk. The risk that strategies and sub-strategies employed by the
   Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Derivatives Risk. Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of a derivative may not correlate perfectly to the underlying securities index or overall securities markets. Specific types of derivative securities are also subject to a number of additional risks, such as:

   ·  Futures Risk. Futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

   ·  Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

   ·  Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.

   ·  Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.

   ·  Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

·  Commodities Markets Risk. Exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

·  Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

·  Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

·  Currency and Forward Currency Contracts Risks. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

·  Exchange Traded Fund Risk. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

·  Exchange Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

·  Equity Market Risk. The Fund will be exposed to equity market risk through its investment in derivative instruments and direct investments in equity securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Debt Securities Risk. The Fund will be exposed to debt securities risk through its investment in derivative instruments and direct investments in debt securities. Interest rates may go up resulting in a decrease in the value of debt securities. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may "call," or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Rising interest rates could cause prepayments of the obligation to decrease, extending the life of debt securities with lower payment rates. This is known as extension risk. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate, which may lower the Fund's return. This may mean that you could have a higher income tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

·  Risk of Non-Diversification. The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value ("NAV") and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

·  Leverage Risk. Investments in derivative instruments and selling securities short involve the use of leverage. Leverage can increase the investment returns of the Fund. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

·  Regulatory Risk. The Trust, on behalf of the Fund, has filed with the National
   Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") pursuant to Rule 4.5 of the Commodity
   Exchange Act, as amended. Recently, the Commodity Futures Trading Commission
   (the "CFTC") amended Rule 4.5 in such a way that the Fund may no longer be allowed to claim this exclusion. Subject to the availability of another exemption, both the Fund and the Subsidiary will be required to comply with certain CFTC regulations regarding disclosure, reporting and recordkeeping in the future. Compliance with such requirements would likely increase Fund expenses.

·  Tax Risk. There is the risk that the Fund's investment strategies, specifically its investments in derivative instruments, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to commodity markets, which otherwise may not be possible in a mutual fund structure due to the source of income limitations of Subchapter M of the Code applicable to regulated investment companies ("RICs") such as the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which is taxable to shareholders at higher rates than long-term capital gains (which, in the absence of the Subsidiary, could otherwise be generated by the Fund).

·  Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's underlying investments. Since the Subsidiary will not be registered under the Investment
   Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted
   in this Prospectus, an investment in the Subsidiary will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the U.S.
   and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or
   Subsidiary to operate as described in this Prospectus and could negatively impact the Fund and its shareholders. Your cost of investing in the Fund will
		be higher because you will indirectly bear the expenses of the Subsidiary.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value ("NAV") and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective on November 7, 2011, the Nakoma Absolute Return Fund (the "Predecessor
Fund"), a series of Nakoma Mutual Funds, was reorganized into the Fund (the
"Reorganization"). Nakoma Capital Management, LLC (the "Predecessor Advisor")
served as the investment advisor to the Predecessor Fund. The performance of the
Predecessor Fund is not relevant to investors because the Predecessor Fund was managed by the Predecessor Advisor. The Advisor does not and never has controlled the Predecessor Advisor. In addition, the Advisor does not employ any officers or employees of the Predecessor Advisor who were responsible for providing investment advisory or portfolio management services to the Predecessor Fund. Performance information for the Fund will be included in future prospectuses after the Fund
		has completed one calendar year of operations under the Advisor.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be included in future prospectuses after the Fund has completed one calendar year of operations under the Advisor.
Schooner Global Absolute Return Fund (Prospectus Summary) | Schooner Global Absolute Return Fund | Schooner Global Absolute Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.65%
Dividends and Interest Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.23%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%	[2]
Less Fee Waiver/ Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	2.32%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-09-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,803

[1]	The expenses of the Fund's wholly-owned Subsidiary (defined below) are consolidated with those of the Fund and are not presented as a separate expense. Other expenses are based on estimated amounts for the current fiscal year using the operations of the Fund for the period following the Reorganization (defined below) from November 7, 2011 through May 31, 2012.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus, because acquired fund fees and expenses are not included in the ratio and expense amounts above were updated for the current fiscal year's estimated expenses.
[3]	Pursuant to an operating expenses limitation agreement between the Fund's investment advisor, Schooner Investment Group, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses, including expenses of the Subsidiary, (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses ("AFFE") and dividends and interest on short positions) do not exceed 1.95% of the Fund's average net assets. The expense limitation will remain in effect through at least September 28, 2022, and may be terminated only by the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.